NOTE 11. THIRD PARTY BORROWINGS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 11. Third Party Borrowings Details Narrative
Weighted average short-term bank loans	$ 166,371	$ 118,217
Property, equipment and leasehold improvements pledged as collateral	43,321	20,392
Investment in direct financing and sales-type lease receivables pledged as collateral	330,873	341,480
Accounts receivable pledged as collateral	$ 9,358	$ 6,598